Shareholders’ equity	6 Months Ended
Feb. 29, 2024
Shareholders' Equity [Abstract]
Shareholders’ equity

Note 6 — Shareholders’ equity

On December 12, 2023, the authorized share capital of the Company, as approved by the shareholders, were changed from US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors to US$100,000,000 divided into 20,000,000,000 shares of a par value of US$0.0005 each, comprising of (i) 19,800,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 200,000,000 Class B ordinary shares of a par value of US$0.0005 each.

During the year ending August 31, 2024, the Company issued 153,948,323 Class A ordinary shares at $0.576 per ordinary share for a gross proceed of $88.7 million in December 2023.

As of February 29, 2024, the Company had ordinary shares outstanding comprising of 322,879,516 Class A ordinary shares and nil Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of February 29, 2024.

As of August 31, 2023, the Company had ordinary shares outstanding comprising of 153,948,323 Class A ordinary shares and nil Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares as of August 31, 2023.

Warrants

During the year ended August 31, 2023, the Company issued (i) 42,808,219 warrants on September 1, 2022 with two warrants can be convertible into one Class A ordinary share at an exercise price of $0.701, can be exercised cashlessly after November 30, 2023 and with an expiry date of August 31, 2027, i.e. five years anniversary after issuance date; (ii) 41,806,020 warrants on May 31, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7475, can be exercised cashlessly after August 30, 2023 and with an expiry date of May 30, 2028, i.e. five years anniversary after issuance date; and (iii) 40,109,096 warrants on July 20, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7791, can be exercised cashlessly after October 19, 2023 and with an expiry date of July 19, 2028, i.e. five years anniversary after issuance date.

On January 12, 2024, the Company issued 153,948,323 warrants with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.576 and can be exercised cashlessly after April 12, 2024 and with an expiry date of January 11, 2029.

On February 8, 2024, upon negotiation with the warrant holders, the Company entered into certain warrant amendment agreement with the warrant holders which adjusted warrants from 42,808,219 to 14,982,870, from 41,806,020 to 29,264,210 and from 40,109,096 to 28,076,367.

In February 2024, 14,982,870 warrants were exercised cashlessly into 14,982,870 Class A ordinary shares.

In March 2024, 57,340,577 warrants were exercised cashlessly into 57,340,577 Class A ordinary shares.

As of February 29, 2024 and August 31, 2023, 211,288,900 warrants and 124,723,326 warrants were outstanding.